Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance	$ 40,969,000
Closing Balance	47,549,000
Net book value	47,549,000
Mining assets [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Closing Balance	20,425,000
Net book value	20,425,000
Land & buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Closing Balance	1,736,000
Net book value	1,736,000
Plant & equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Closing Balance	14,308,000
Net book value	14,308,000
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Closing Balance	715,000
Net book value	715,000
Capital work in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Closing Balance	10,365,000
Net book value	10,365,000
Cost [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance	142,557,000
Additions	9,613,000	[1]
Change in rehabilitation asset estimate	25,000
Transfer into/(out) property, plant and equipment	(163,000)
Derecognition	(51,000)
Closing Balance	151,981,000	[2]
Net book value	151,981,000	[2]
Cost [Member] | Mining assets [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance	52,415,000
Additions	1,083,000	[1]
Change in rehabilitation asset estimate
Transfer into/(out) property, plant and equipment	439,000
Derecognition
Closing Balance	53,937,000	[2]
Net book value	53,937,000	[2]
Cost [Member] | Land & buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance	3,283,000
Additions	390	[1]
Change in rehabilitation asset estimate
Transfer into/(out) property, plant and equipment	144,000
Derecognition
Closing Balance	3,817,000	[2]
Net book value	3,817,000	[2]
Cost [Member] | Plant & equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance	78,981,000
Additions	1,200,000	[1]
Change in rehabilitation asset estimate	25,000
Transfer into/(out) property, plant and equipment	627,000
Derecognition	(16,000)
Closing Balance	80,817,000	[2]
Net book value	80,817,000	[2]
Cost [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance	2,449,000
Additions	225,000	[1]
Change in rehabilitation asset estimate
Transfer into/(out) property, plant and equipment
Derecognition	(35,000)
Closing Balance	2,639,000	[2]
Net book value	2,639,000	[2]
Cost [Member] | Capital work in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance	5,429,000
Additions	6,715,000	[1]
Change in rehabilitation asset estimate
Transfer into/(out) property, plant and equipment	(1,373,000)
Derecognition
Closing Balance	10,771,000	[2]
Net book value	10,771,000	[2]
Accumulated Depreciation and Impairment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance	101,588,000
Derecognition	(26,000)
Depreciation	2,845,000
Impairment	25,000	[3]
Closing Balance	104,432,000	[2]
Net book value	104,432,000	[2]
Accumulated Depreciation and Impairment [Member] | Mining assets [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance	31,966,000
Derecognition
Depreciation	1,546,000
Impairment		[3]
Closing Balance	33,512,000	[2]
Net book value	33,512,000	[2]
Accumulated Depreciation and Impairment [Member] | Land & buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance	2,001,000
Derecognition
Depreciation	80,000
Impairment		[3]
Closing Balance	2,081,000	[2]
Net book value	2,081,000	[2]
Accumulated Depreciation and Impairment [Member] | Plant & equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance	65,443,000
Derecognition	(12,000)
Depreciation	1,053,000
Impairment	25,000	[3]
Closing Balance	66,509,000	[2]
Net book value	66,509,000	[2]
Accumulated Depreciation and Impairment [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance	1,772,000
Derecognition	(14,000)
Depreciation	166,000
Impairment		[3]
Closing Balance	1,924,000	[2]
Net book value	1,924,000	[2]
Accumulated Depreciation and Impairment [Member] | Capital work in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance	406,000
Derecognition
Depreciation
Impairment		[3]
Closing Balance	406,000	[2]
Net book value	$ 406,000	[2]

[1]	Additions of US$0.9 million were recorded in trade payables as of June 30, 2026.
[2]	The cost basis and the balance of accumulated depreciation and impairment include assets that are fully depreciated but remain in service. As of June 30, 2026, the initial cost of the fully depreciated assets that remain in service was US$0.7 million.
[3]	The impairment charge relates to the change in the rehabilitation asset (see Note 20) for both Mazowe Mining Company (MMC) and Redwing Mining Company (RMC). The carrying amount was immediately impaired due to the non-operational status of these mines.